Note 13 - Operating Lease Right-of-use Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Operating lease Right-of-Use Assets and Liabilities [Abstract]
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending December 31,	Amount
2024	$170,079
2025	79,530
2026	50,608
Total	$300,217
Discount based on incremental borrowing rate	(25,161)
Operating lease liabilities, including current portion	$275,056